Pay vs Performance Disclosure - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Pay vs Performance Disclosure
Net Income (Loss)	¥ 642,260	¥ 846,784	¥ 626,959